Financial Instruments - Fair Value Measurements - Schedule of Model Valuation Assumptions (Details) - Atalaya Note [Member]	Dec. 31, 2024
Remaining term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative financial instrument atalaya note	0.25
Rate of interest [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative financial instrument atalaya note	8
Penal rate of interest [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative financial instrument atalaya note	8
Cost of Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative financial instrument atalaya note	14.6	[1]

[1]	Cost of debt for commensurate term is considered as discount rate for cash payment.